NATURE OF OPERATIONS AND GOING CONCERN	9 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

NOTE 1 — NATURE OF OPERATIONS AND GOING CONCERN

Zoompass Holdings, Inc. formerly known as UVIC. Inc. ("Zoompass Holdings" or the "Company") was incorporated under the laws of the State of Nevada on August 21, 2013. Effective August 22, 2016, the Company entered into an Agreement for the Exchange of Stock (the "Agreement") with Zoompass, Inc., an Ontario, Canada corporation ("Zoompass"). Pursuant to the Agreement, the Company agreed to issue 8,050,784 shares of its restricted common stock to Zoompass' shareholders ("Zoompass' shareholders") in exchange for all the shares of Zoompass Inc. owned by the Zoompass Inc.'s Shareholders. At the Closing Date, Rob Lee, a significant shareholder of the Company agreed to cancel 7,000,000 shares of the Company's common stock, which shares constituted the control shares of the Company. Other than this one significant shareholder, shareholders of the Company held 2,670,000 shares. As a result of the Agreement, Zoompass is now a wholly owned subsidiary of the Company. The Company has amended its Articles of Incorporation to change its name to Zoompass Holdings, Inc. and the appropriate forms were filed with FINRA and the SEC to change its name, address and symbol and complete a 3.5-1 forward split, which was consented to by the majority of shareholders on September 7, 2016 and approved in February 2017, for shareholders of record on September 7, 2016.

All share figures have been retroactively stated to reflect the stock split approved by shareholders, unless otherwise indicated. Additionally, the Company's shareholders consented to an increase of the shares authorized to 500,000,000 and a revision of the par value to $0.0001.

As the former Zoompass shareholders ended up owning the majority of the Company, the transaction does not constitute a business combination and was deemed to be a recapitalization of the Company with Zoompass being the accounting acquirer, accordingly the accounting and disclosure information is that of Zoompass going forward.

Effective March 6, 2018 (the "Closing Date"), Zoompass Holdings, Inc.'s (the "Company") Canadian operating subsidiary, Zoompass, Inc., entered into an Asset Purchase Agreement (the "Agreement") for the sale of its Prepaid Card Business ("Prepaid Business") to Fintech Holdings North America Inc., or its designee. The aggregate purchase price of the Prepaid Business was C$400,000. The transaction was completed on March 26, 2018.

During the first fiscal quarter of 2018, the Company implemented a plan to abandon the mobility solution operation. The Company has determined that the mobility solution operation represents a component and a reportable segment of the Company. According to the plan of abandonment, the Company gradually ceased accepting any new business during first fiscal quarter of 2018 and settled all the remaining orders and obligations from mobility solution by end of March 2018.

On October 17, 2018, the Company purchased certain business assets that represents a business from Virtublock Global Corp. (“Virtublock”, “VGC”) in return the Company issued 44,911,724 shares to Virtublock and pursuant to the issuance of shares Virtublock ended up owning 45% of total outstanding common shares of the Company.

Zoompass Inc., was incorporated under the laws of Ontario on June 8, 2016. On October 17, 2018, pursuant to an asset purchase agreement with Virtublock, certain net assets were acquired by the Company in exchange for shares of the Company. The net assets primarily consisted of certain technology IP related to cryptocurrency exchange/wallet, certain strategic partnerships and customer contracts. On March 25, 2019, the name of the Company was changed from Zoompass Inc. to Virtublock Canada Inc. (“VCI”).

There is no certainty that the Company will be successful in generating sufficient cash flow from operations or achieving and maintaining profitable operations in the future to enable it to meet its obligations as they come due and consequently continue as a going concern. The Company will require additional financing this year to fund its operations and it is currently working on securing this funding through corporate collaborations, public or private equity offerings or debt financings. Sales of additional equity securities by the Company would result in the dilution of the interests of existing shareholders. There can be no assurance that financing will be available when required.

The Company expects the forgoing, or a combination thereof, to meet the Company's anticipated cash requirements for the next 12 months; however, these conditions raise substantial doubt about the Company's ability to continue as a going concern. These unaudited interim condensed consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which presumes that it will be able to realize its assets and discharge its liabilities in the normal course of business as they come due. These unaudited interim condensed consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and consolidated balance sheets classifications that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.

Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) for interim financial information and the Securities and Exchange Commission (“SEC”) instructions to Form 10-Q and Article 8 of SEC Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements and should be read in conjunction with the Company’s audited consolidated financial statements for the years ended December 31, 2018 and 2017 and their accompanying notes.

The Interim condensed consolidated financial statements reflect all adjustments, consisting of normal recurring adjustments, which, in the opinion of management, are necessary to present a fair statement of the results for the period.

Basis of consolidation:

The interim condensed consolidated financial statements comprise the accounts of Zoompass Holdings, the legal parent company, and its wholly owned subsidiaries, VCI and Paymobile Inc. (“Paymobile”), a company incorporated in Florida, USA, after the elimination of all intercompany balances and transactions.

Subsidiaries are all entities (including special purpose entities) over which the Company, either directly or indirectly, has the power to govern the financial and operating policies generally accompanying a shareholding of more than one half of the voting rights. Where the group does not directly hold more than one half of the voting rights, significant judgment is used to determine whether control exists. These significant judgments include assessing whether the group can control the operating policies through the group's ability to appoint the majority of directors to the board. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the group controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group until the date on which control ceases.

The accounts of subsidiaries are prepared for the same reporting period as the parent entity, using consistent accounting policies. Inter-company transactions, balances and unrealized gains or losses on transactions between the entities are eliminated.